COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 31, 2024
COMMITMENTS AND CONTINGENCIES.
Schedule of supplemental cash flow information related to leases

	Years Ended October 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$53,919	$85,372	$231,421
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$68,505	$35,666	$174,824

Schedule of lease term and discount rate for the company's operating lease

The following table summarizes the lease term and discount rate for the Company’s operating lease as of October 31, 2024:

Operating Lease
Weighted average remaining lease term (in years)	2.21
Weighted average discount rate	4.75%

Schedule of maturity of lease liabilities under operating lease

For the Year Ending October 31:	Operating Lease
2025	$26,772
2026	24,751
2027	5,995
Thereafter	—
Total lease payments	57,518
Amount of lease payments representing interest	(2,831)
Total present value of operating lease liabilities	$54,687
Current portion	$24,820
Long-term portion	29,867
Total	$54,687